Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table summarizes the total compensation paid to our principal executive officer (i.e., our President and Chief Executive Officer) (“PEO”) and Non-PEO NEOs versus the performance of the Company for the fiscal years ended December 31, 2022, 2021 and 2020.
					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholders Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($) (in thousands)	Company Selected Measure– Operating Net Income ($) (in thousands)(4)
2022	1,011,283	958,814	491,425	455,800	120.22	111.47	43,022	43,332
2021	1,029,608	1,002,074	541,249	649,473	118.35	126.43	34,790	37,502
2020	809,352	632,857	478,478	338,936	77.69	90.82	24,332	27,355

(1)
Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.

(2)
William (“Billy”) Carroll, Jr. was the PEO for each of 2022, 2021 and 2020. The non-PEO NEOs included in the average calculations for 2022 are Messrs. Wesley M. Welborn, Ronald J. Gorczynski, Gregory L. Davis and Rhett D. Jordan and for 2021 and 2020, Wesley M. Welborn and Ronald J. Gorczynski.

(3)
Peer group total shareholder return reflects the S&P SmallCap Bank Index, which is a market-capitalization-weighted index that tracks the performance of NYSE and NASDAQ-listed banks, insurance underwriters and specialty lenders in S&P's coverage universe with $250 million to $1 billion market capitalization as of most recent pricing data. The S&P SmallCap Bank Index is the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022.

(4)
We selected operating net income, which is a non-GAAP measure, as the most important performance measurement for 2022. Operating net income is calculated by excluding the following from net income: securities gains and losses, merger related and restructuring expenses and other noncore operating items.

Company Selected Measure Name	operating net income
Named Executive Officers, Footnote [Text Block]
(2)
William (“Billy”) Carroll, Jr. was the PEO for each of 2022, 2021 and 2020. The non-PEO NEOs included in the average calculations for 2022 are Messrs. Wesley M. Welborn, Ronald J. Gorczynski, Gregory L. Davis and Rhett D. Jordan and for 2021 and 2020, Wesley M. Welborn and Ronald J. Gorczynski.

Peer Group Issuers, Footnote [Text Block]
(3)
Peer group total shareholder return reflects the S&P SmallCap Bank Index, which is a market-capitalization-weighted index that tracks the performance of NYSE and NASDAQ-listed banks, insurance underwriters and specialty lenders in S&P's coverage universe with $250 million to $1 billion market capitalization as of most recent pricing data. The S&P SmallCap Bank Index is the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 1,011,283	$ 1,029,608	$ 809,352
PEO Actually Paid Compensation Amount	$ 958,814	1,002,074	632,857
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.

Year	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Change in Value of Stock Awards during FY ($)	Add: Change in Value of Options during FY ($)	Add: Dividends on Restricted Stock ($)	Compensation Actually Paid ($)
William (“Billy”) Y. Carroll, PEO
2022	1,011,283	(50,013)	(10,418)	—	7,962	958,814
2021	1,029,608	(175,617)	140,523	—	7,560	1,002,074
2020	809,352	(98,735)	(82,760)	—	5,000	632,857

Average Non-PEO NEO's
2022	491,425	—	(13,013)	(25,461)	2,849	455,800
2021	541,249	(93,219)	131,175	67,076	3,192	649,473
2020	478,478	(52,406)	(48,505)	(40,085)	1,454	338,936

Non-PEO NEO Average Total Compensation Amount	$ 491,425	541,249	478,478
Non-PEO NEO Average Compensation Actually Paid Amount	$ 455,800	649,473	338,936
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
Compensation Actually Paid (“CAP”) amounts include total compensation as reported in the Summary Compensation Table, less the grant date fair value of stock awards (RSA), plus the change in fair value of equity awards during the reported year. A reconciliation of CAP to total compensation as reported in the Summary Compensation Table is shown in the table below.

Year	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Change in Value of Stock Awards during FY ($)	Add: Change in Value of Options during FY ($)	Add: Dividends on Restricted Stock ($)	Compensation Actually Paid ($)
William (“Billy”) Y. Carroll, PEO
2022	1,011,283	(50,013)	(10,418)	—	7,962	958,814
2021	1,029,608	(175,617)	140,523	—	7,560	1,002,074
2020	809,352	(98,735)	(82,760)	—	5,000	632,857

Average Non-PEO NEO's
2022	491,425	—	(13,013)	(25,461)	2,849	455,800
2021	541,249	(93,219)	131,175	67,076	3,192	649,473
2020	478,478	(52,406)	(48,505)	(40,085)	1,454	338,936

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income each of the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Operating Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our operating net income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P SmallCap Bank Index over the same period.

Tabular List [Table Text Block]
Tabular List of Important Financial Measures
The most important financial performance measures used by the Company in 2022 to set the compensation for its principal executive officer, or PEO and all of its non-PEO Named Executive Officers are listed below:
•	Operating Net Income
•	Net Balance Loan Growth
•	Noninterest Income / Revenue
•	Operating Return on Average Tangible Common Equity
•	Operating Earnings per Diluted Common Share Growth

Total Shareholder Return Amount	$ 120.22	118.35	77.69
Peer Group Total Shareholder Return Amount	111.47	126.43	90.82
Net Income (Loss)	$ 43,022,000	$ 34,790,000	$ 24,332,000
Company Selected Measure Amount	43,332,000	37,502,000	27,355,000
Market Capitalization Amount, Minimum	$ 250,000,000
Market Capitalization Amount, Maximum	$ 1,000,000,000
PEO Name	William (“Billy”) Carroll, Jr.	William (“Billy”) Carroll, Jr.	William (“Billy”) Carroll, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Net Income
Non-GAAP Measure Description [Text Block]
(4)
We selected operating net income, which is a non-GAAP measure, as the most important performance measurement for 2022. Operating net income is calculated by excluding the following from net income: securities gains and losses, merger related and restructuring expenses and other noncore operating items.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Balance Loan Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Noninterest Income / Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Return on Average Tangible Common Equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings per Diluted Common Share Growth
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (50,013)	$ (175,617)	$ (98,735)
PEO [Member] | Change in Value of Stock Awards during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,418)	140,523	(82,760)
PEO [Member] | Change in Value of Options during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends on Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,962	7,560	5,000
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(93,219)	(52,406)
Non-PEO NEO [Member] | Change in Value of Stock Awards during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,013)	131,175	(48,505)
Non-PEO NEO [Member] | Change in Value of Options during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,461)	67,076	(40,085)
Non-PEO NEO [Member] | Dividends on Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,849	$ 3,192	$ 1,454